Accrued Separation Costs (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Payroll and Payroll Related Expenses

This amount does not yield interest and matures as follows for the years ended December 31:

2019	$9,000
2020	9,000
2021	12,000
2022	12,000
2023	18,000
Thereafter	41,635
101,635
Less current portion	(9,000)
$92,635